Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (4,625)	$ (5,097)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	6	8
Decrease in operating lease right of use asset	27	19
Share-based compensation	135	166
Issuance of share capital in exchange for services		68
Non-cash financial expenses	290	(196)
Increase in prepaid expenses and other current assets	(894)	(688)
Increase (decrease) in trade payables	(130)	444
Decrease in operating lease liability	(37)	(22)
Increase (decrease) in deferred revenues	(409)	1,853
Decrease in other accounts payable	(441)	(22)
Net used in operating activities	(6,078)	(3,467)
Cash flows from investing activities:
Purchase of property, plant and equipment	(5)	(8)
Withdrawal from short term deposit	3,497
Net cash provided by (used in) investing activities	3,492	(8)
Cash flows from financing activities:
Issuance of share capital		2,744
Net cash provided by financing activities		2,744
Exchange differences on balances of cash and cash equivalents	(92)		[1]
Decrease in cash and cash equivalents	(2,678)	(731)
Cash and cash equivalents at the beginning of the period	4,390	8,268
Cash, cash equivalents and short-term deposits at the end of the period	$ 1,712	$ 7,537

[1]	Represent amount lower than $ 1.